CREDIT RISK AND CONCENTRATION - Schedule of Customers Accounted for 10% or More of the Company's Net Revenues (Details) - Sales Revenue, Net - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A
Concentration Risk
Concentration of risk (as a percent)	25.00%	21.00%	28.00%
Customer B
Concentration Risk
Concentration of risk (as a percent)	31.00%	48.00%	58.00%